AUDITED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' (DEFICIT) EQUITY (USD $)	Common Stock [Member]	Additional Paid in capital [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income [Member]	Total
Balance at Dec. 31, 2010	$ 67,449	$ 3,112,230	$ (467,428)	$ 341,741	$ 3,053,992
Balance (in shares) at Dec. 31, 2010	67,448,890
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation				(115,214)	(115,214)
Net (loss)			(303,636)		(303,636)
Balance at Dec. 31, 2011	67,449	3,112,230	(771,064)	226,527	2,635,142
Balance (in shares) at Dec. 31, 2011	67,448,890
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation				106,195	106,195
Net (loss)			(1,230,964)		(1,230,964)
Balance at Dec. 31, 2012	$ 67,449	$ 3,112,230	$ (2,002,028)	$ 332,722	$ 1,510,373
Balance (in shares) at Dec. 31, 2012	67,448,890